Risk management - Brazil (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Maximum exposure to credit risk	€ 943,903	€ 993,412
Impairment losses	21,567	20,970
Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	859,643	908,002
Impairment losses	3,980	3,823
Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	52,897	54,616
Impairment losses	4,311	4,644
Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	31,363	30,795
Impairment losses	13,276	12,504
Investment grade
Credit risk
Maximum exposure to credit risk	558,295	692,683
Investment grade | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	552,763	685,507
Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	5,532	7,176
Investment grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Speculation grade
Credit risk
Maximum exposure to credit risk	354,245	269,935
Speculation grade | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	306,880	222,495
Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	47,365	47,439
Speculation grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Default
Credit risk
Maximum exposure to credit risk	31,363	30,795
Default | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Default | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 31,363	30,795
BRAZIL | Banco Santander (Brasil) S.A | Retail customers | Minimum
Credit risk
Credit exposure, percentage of total loans	75.00%
SPAIN
Credit risk
Risk exposure	€ 213,668
Maximum exposure to credit risk	207,293	224,207
Impairment losses	5,994	6,699
SPAIN | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	182,276	196,374
Impairment losses	296	366
SPAIN | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	10,430	12,892
Impairment losses	503	768
SPAIN | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	14,587	14,941
Impairment losses	5,195	5,565
SPAIN | Investment grade
Credit risk
Maximum exposure to credit risk	140,988	171,555
SPAIN | Investment grade | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	139,673	171,266
SPAIN | Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	1,315	289
SPAIN | Investment grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
SPAIN | Speculation grade
Credit risk
Maximum exposure to credit risk	51,718	37,711
SPAIN | Speculation grade | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	42,603	25,108
SPAIN | Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	9,115	12,603
SPAIN | Speculation grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
SPAIN | Default
Credit risk
Maximum exposure to credit risk	14,587	14,941
SPAIN | Default | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
SPAIN | Default | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
SPAIN | Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	14,587	14,941
South America | BRAZIL
Credit risk
Risk exposure	€ 88,893
Credit risk increase percentage	5.60%
South America | BRAZIL | Banco Santander (Brasil) S.A
Credit risk
Maximum exposure to credit risk	€ 88,891	118,063
Impairment losses	4,717	4,654
South America | BRAZIL | Banco Santander (Brasil) S.A | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	78,463	108,034
Impairment losses	1,054	997
South America | BRAZIL | Banco Santander (Brasil) S.A | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	5,701	5,806
Impairment losses	732	768
South America | BRAZIL | Banco Santander (Brasil) S.A | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	4,727	4,223
Impairment losses	2,931	2,889
South America | BRAZIL | Banco Santander (Brasil) S.A | Investment grade
Credit risk
Maximum exposure to credit risk	46,072	51,622
South America | BRAZIL | Banco Santander (Brasil) S.A | Investment grade | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	45,764	51,150
South America | BRAZIL | Banco Santander (Brasil) S.A | Investment grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	308	472
South America | BRAZIL | Banco Santander (Brasil) S.A | Investment grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
South America | BRAZIL | Banco Santander (Brasil) S.A | Speculation grade
Credit risk
Maximum exposure to credit risk	38,092	62,218
South America | BRAZIL | Banco Santander (Brasil) S.A | Speculation grade | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	32,699	56,884
South America | BRAZIL | Banco Santander (Brasil) S.A | Speculation grade | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	5,393	5,334
South America | BRAZIL | Banco Santander (Brasil) S.A | Speculation grade | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
South America | BRAZIL | Banco Santander (Brasil) S.A | Default
Credit risk
Maximum exposure to credit risk	4,727	4,223
South America | BRAZIL | Banco Santander (Brasil) S.A | Default | Next 12 months | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
South America | BRAZIL | Banco Santander (Brasil) S.A | Default | Lifetime Expected Credit Losses | Financial instruments not credit-impaired
Credit risk
Maximum exposure to credit risk	0	0
South America | BRAZIL | Banco Santander (Brasil) S.A | Default | Lifetime Expected Credit Losses | Financial instruments credit-impaired
Credit risk
Maximum exposure to credit risk	€ 4,727	€ 4,223
Nonperforming | Continental Europe | SPAIN
Credit risk
Percentage increase in credit risk, excluding exchange rate	7.00%
Percentage of growth rate in local currency	9.00%